Consolidating financial information - Statement of comprehensive income (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Consolidating financial information
Profit for the period		£ 1,085	£ 1,224
Items that do not qualify for reclassification
Loss on remeasurement of retirement benefit schemes			(26)
Funding commitment to retirement benefit schemes	[1]	(2,000)
Changes in fair value of credit in financial liabilities designated at fair value through profit		95	(77)
Fair value through other comprehensive income	[2]	3
Tax (charge)/credit		500	(8)
Total - Items that do not qualify for reclassification		(1,402)	(111)
Items that do qualify for reclassification
Fair value through other comprehensive income		199
Available-for-sale financial assets			29
Cash flow hedges		(521)	(611)
Currency translation		18	103
Tax credit		97	161
Total - Items that do qualify for reclassification		(207)	(318)
Other comprehensive loss after tax		(1,609)	(429)
Total comprehensive (loss)/income for the period		(524)	795
Total comprehensive (loss)/income attributable to:
Non-controlling interests		(29)	49
Preference shareholders		74	85
Paid-in equity holders		139	171
Ordinary shareholders		(708)	490
Total comprehensive (loss)/income for the period		(524)	795
Inter segment/consolidation adjustments
Consolidating financial information
Profit for the period		(33,859)	(919)
Items that do not qualify for reclassification
Fair value through other comprehensive income		6
Total - Items that do not qualify for reclassification		6
Items that do qualify for reclassification
Fair value through other comprehensive income		(10)
Available-for-sale financial assets			311
Cash flow hedges		(350)	(274)
Currency translation		355	(164)
Tax credit		95	72
Total - Items that do qualify for reclassification		90	(55)
Other comprehensive loss after tax		96	(55)
Total comprehensive (loss)/income for the period		(33,763)	(974)
Total comprehensive (loss)/income attributable to:
Non-controlling interests		(31)	49
Paid-in equity holders			4
Ordinary shareholders		(33,742)	(1,027)
Total comprehensive (loss)/income for the period		(33,763)	(974)
RBSG plc
Consolidating financial information
Profit for the period		33,814	45
Items that do qualify for reclassification
Cash flow hedges		28	(111)
Tax credit		(5)	21
Total - Items that do qualify for reclassification		23	(90)
Other comprehensive loss after tax		23	(90)
Total comprehensive (loss)/income for the period		33,837	(45)
Total comprehensive (loss)/income attributable to:
Preference shareholders		74	85
Paid-in equity holders		139	167
Ordinary shareholders		33,624	(297)
Total comprehensive (loss)/income for the period		33,837	(45)
NWM Plc
Consolidating financial information
Profit for the period		(351)	457
Items that do not qualify for reclassification
Changes in fair value of credit in financial liabilities designated at fair value through profit		59	(45)
Tax (charge)/credit		(16)	(13)
Total - Items that do not qualify for reclassification		43	(58)
Items that do qualify for reclassification
Fair value through other comprehensive income		(323)
Available-for-sale financial assets			30
Cash flow hedges		234	(224)
Currency translation		56	(46)
Tax credit		27	52
Total - Items that do qualify for reclassification		(6)	(188)
Other comprehensive loss after tax		37	(246)
Total comprehensive (loss)/income for the period		(314)	211
Total comprehensive (loss)/income attributable to:
Ordinary shareholders		(314)	211
Total comprehensive (loss)/income for the period		(314)	211
Subsidiaries
Consolidating financial information
Profit for the period		1,481	1,641
Items that do not qualify for reclassification
Loss on remeasurement of retirement benefit schemes			(26)
Funding commitment to retirement benefit schemes		(2,000)
Changes in fair value of credit in financial liabilities designated at fair value through profit		36	(32)
Fair value through other comprehensive income		(3)
Tax (charge)/credit		516	5
Total - Items that do not qualify for reclassification		(1,451)	(53)
Items that do qualify for reclassification
Fair value through other comprehensive income		532
Available-for-sale financial assets			(312)
Cash flow hedges		(433)	(2)
Currency translation		(393)	313
Tax credit		(20)	16
Total - Items that do qualify for reclassification		(314)	15
Other comprehensive loss after tax		(1,765)	(38)
Total comprehensive (loss)/income for the period		(284)	1,603
Total comprehensive (loss)/income attributable to:
Non-controlling interests		2
Ordinary shareholders		(276)	1,603
Total comprehensive (loss)/income for the period		£ (284)	£ 1,603

[1]	On 17 April 2018 RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc cannot continue to be a participant in the Main section and separate arrangements are required for its employees. Under the MoU NatWest Bank will make a contribution of £2 billion to strengthen funding of the Main section in recognition of the changes in covenant. The contribution will be made later in 2018.
[2]	Refer to Note 2 for further information on the impact of IFRS 9 on classification and basis of preparation, half year ended 30 June 2018 prepared under IFRS 9 and half year ended 30 June 2017 under IAS 39.